Property, Plant and Equipment - Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,270,599	$ 1,189,815
Less: Accumulated depreciation and amortization	(632,416)	(630,443)
Property, plant and equipment, net	$ 638,183	559,372
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 26,732	18,903
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 371,834	362,902
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 343,968	322,379
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 281,226	260,730
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 106,016	108,339
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 140,823	$ 116,562